Eaton Vance

International Small-Cap Fund

August 31, 2019

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 95.9%

Security	Shares	Value
Australia — 5.7%
Bapcor, Ltd.	83,910	$376,853
Bravura Solutions, Ltd.	78,300	256,784
Challenger, Ltd.	16,201	73,273
Evolution Mining, Ltd.	57,702	202,256
GDI Property Group	445,471	467,905
Magellan Financial Group, Ltd.	3,597	122,838
Nine Entertainment Co. Holdings, Ltd.	202,339	270,692
Northern Star Resources, Ltd.	21,119	169,961
OZ Minerals, Ltd.	15,249	94,044
Regis Resources, Ltd.	35,948	124,990
Saracen Mineral Holdings, Ltd.(1)	48,636	119,857
Steadfast Group, Ltd.	42,689	107,671

		$2,387,124

Austria — 0.7%
CA Immobilien Anlagen AG	8,399	$297,329

		$297,329

Belgium — 1.5%
Kinepolis Group NV	7,478	$431,804
Melexis NV	2,722	172,840

		$604,644

Canada — 9.1%
Allied Properties REIT	8,173	$322,279
Boyd Group Income Fund	1,712	229,038
CAE, Inc.	22,898	599,366
Canadian Apartment Properties REIT	8,807	354,225
Detour Gold Corp.(1)	8,325	149,130
Keyera Corp.	7,020	169,410
Kinaxis, Inc.(1)	6,349	369,858
Kirkland Lake Gold, Ltd.	2,157	104,885
Linamar Corp.	5,316	161,468
Lundin Mining Corp.	12,919	61,616
Pan American Silver Corp.	6,023	111,014
Peyto Exploration & Development Corp.	60,794	146,118
Quebecor, Inc., Class B	15,150	341,256
Seven Generations Energy, Ltd., Class A(1)	33,108	179,043
TMX Group, Ltd.	5,536	479,462

		$3,778,168

China — 1.0%
CITIC Telecom International Holdings, Ltd.	574,252	$223,735
Yanlord Land Group, Ltd.	240,942	190,638

		$414,373

Security	Shares	Value
Denmark — 0.5%
Topdanmark A/S	4,325	$214,821

		$214,821

France — 2.2%
Lagardere SCA	11,479	$244,498
Nexity SA	5,114	237,552
Rubis SCA	7,644	442,160

		$924,210

Germany — 5.0%
Bechtle AG	3,024	$300,978
Brenntag AG	6,906	333,314
Carl Zeiss Meditec AG	1,527	176,468
Fuchs Petrolub SE	4,804	165,166
GRENKE AG	2,244	182,221
Norma Group SE	14,250	451,140
Rational AG	632	442,631
Salzgitter AG	2,295	41,733

		$2,093,651

Hong Kong — 1.0%
Hysan Development Co., Ltd.	105,711	$427,391

		$427,391

Ireland — 1.1%
Green REIT PLC	73,413	$153,747
UDG Healthcare PLC	29,762	284,874

		$438,621

Italy — 4.8%
Amplifon SpA	16,455	$423,609
Banca Generali SpA	6,838	203,908
DiaSorin SpA	3,326	395,319
FinecoBank Banca Fineco SpA	23,956	248,082
MARR SpA	21,395	465,423
Moncler SpA	6,958	261,794

		$1,998,135

Japan — 28.3%
77 Bank, Ltd. (The)	10,996	$143,120
Asahi Co., Ltd.	28,975	326,888
Chiba Bank, Ltd. (The)	37,780	188,130
Daiichikosho Co., Ltd.	4,222	190,374
Dowa Holdings Co., Ltd.	11,328	362,132
FP Corp.	9,270	609,289
Fuji Seal International, Inc.	13,626	370,014
Fukuoka Financial Group, Inc.	8,660	148,740
Invesco Office J REIT, Inc.	2,981	548,513
Itochu Techno-Solutions Corp.	19,615	539,818
Japan Hotel REIT Investment Corp.	375	288,672
Japan Lifeline Co., Ltd.	13,015	203,345
K’s Holdings Corp.	47,500	509,149
Kenedix, Inc.	76,315	370,991
Kewpie Corp.	20,424	477,462
Kuraray Co., Ltd.	41,219	469,549
Lion Corp.	20,270	393,537

Security	Shares	Value
Mitsui Fudosan Logistics Park, Inc.	110	$457,123
Morinaga & Co., Ltd.	12,202	602,595
Nabtesco Corp.	12,800	367,172
Nippon Light Metal Holdings Co., Ltd.	131,385	227,253
Nohmi Bosai, Ltd.	16,220	329,734
Nomura Co., Ltd.	43,616	553,063
Okamura Corp.	54,150	532,090
Parco Co., Ltd.	16,800	194,104
Penta-Ocean Construction Co., Ltd.	120,452	623,793
Press Kogyo Co., Ltd.	40,319	167,895
Sakata Seed Corp.	6,057	204,740
Ship Healthcare Holdings, Inc.	11,800	544,848
Sumco Corp.	20,200	249,278
Tokyo Century Corp.	4,178	168,094
Yamaha Corp.	10,328	444,720

		$11,806,225

Luxembourg — 0.2%
APERAM SA	4,062	$98,419

		$98,419

Netherlands — 4.2%
Aalberts NV	13,698	$517,752
GrandVision NV(2)	6,091	183,899
IMCD NV	8,891	623,894
NSI NV	10,037	434,837

		$1,760,382

New Zealand — 0.5%
Fisher & Paykel Healthcare Corp., Ltd.	21,081	$220,884

		$220,884

Norway — 1.8%
Entra ASA(2)	19,738	$297,099
SpareBank 1 SR-Bank ASA	28,381	294,187
TGS NOPEC Geophysical Co. ASA	6,099	146,648

		$737,934

Spain — 1.2%
Acciona SA	3,135	$336,746
Arima Real Estate SOCIMI SA(1)	15,483	170,377

		$507,123

Sweden — 3.9%
AddTech AB, Class B	7,746	$211,501
Boliden AB	3,869	85,709
Bufab AB	16,640	168,778
Husqvarna AB, Class B	48,668	377,729
Indutrade AB	17,539	501,974
SSAB AB, Class B	28,093	70,362
Trelleborg AB, Class B	16,688	228,198

		$1,644,251

Security	Shares	Value
Switzerland — 5.6%
Belimo Holding AG	51	$257,842
Bossard Holding AG, Class A	1,330	182,550
Cembra Money Bank AG	3,465	352,569
Galenica AG(2)	6,805	381,823
Logitech International SA	9,849	401,021
Vontobel Holding AG	6,661	349,040
VZ Holding AG	1,432	420,753

		$2,345,598

United Kingdom — 17.2%
Abcam PLC	19,913	$280,582
Avast PLC(2)	83,681	388,071
Bellway PLC	7,724	273,324
Bodycote PLC	60,962	532,792
Cairn Energy PLC(1)	96,544	196,479
Cranswick PLC	11,141	374,773
Croda International PLC	5,754	330,323
Dechra Pharmaceuticals PLC	11,577	423,770
Diploma PLC	13,880	268,345
DS Smith PLC	141,008	585,655
First Derivatives PLC	9,654	271,777
Games Workshop Group PLC	6,658	355,586
Grainger PLC	146,609	436,026
Halma PLC	17,816	427,304
Hiscox, Ltd.	16,464	310,521
Inchcape PLC	39,742	280,120
Melrose Industries PLC	220,757	487,925
St. James’s Place PLC	36,152	405,494
Weir Group PLC (The)	10,836	193,816
WH Smith PLC	13,974	333,556

		$7,156,239

United States — 0.4%
Oceaneering International, Inc.(1)	13,212	$171,227

		$171,227

Total Common Stocks (identified cost $39,136,604)		$40,026,749

Exchange-Traded Funds — 2.2%

Security	Shares	Value
Equity Funds — 2.2%
iShares MSCI Hong Kong ETF	17,477	$399,174
iShares MSCI Singapore ETF	4,427	101,113
Vanguard MSCI Australian Small Companies Index ETF	10,265	409,206

Total Exchange-Traded Funds (identified cost $947,088)		$909,493

Short-Term Investments — 1.8%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.20%(3)	744,746	$744,672

Total Short-Term Investments (identified cost $744,683)		$744,672

Total Investments — 99.9% (identified cost $40,828,375)		$41,680,914

Other Assets, Less Liabilities — 0.1%		$49,285

Net Assets — 100.0%		$41,730,199

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At August 31, 2019, the aggregate value of these securities is $1,250,892 or 3.0% of the Fund’s net assets.

(3)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of August 31, 2019.

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Industrials	19.9%	$8,306,974
Real Estate	13.1	5,454,704
Materials	10.9	4,553,357
Financials	10.6	4,412,924
Consumer Discretionary	10.2	4,247,085
Information Technology	8.9	3,707,463
Health Care	8.0	3,335,522
Consumer Staples	6.0	2,518,530
Communication Services	4.1	1,702,359
Energy	2.4	1,008,925
Exchange-Traded Funds	2.2	909,493
Utilities	1.8	778,906
Short-Term Investments	1.8	744,672

Total Investments	99.9%	$41,680,914

The Fund did not have any open derivative instruments at August 31, 2019.

At August 31, 2019, the value of the Fund’s investment in affiliated funds was $744,672, which represents 1.8% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended August 31, 2019 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC, 2.20%	$123,061	$14,514,295	$(13,892,705)	$32	$(11)	$744,672	$8,416	744,746

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At August 31, 2019, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Asia/Pacific	$—	$15,255,997		$—	$15,255,997
Developed Europe	—	20,821,357		—	20,821,357
North America	3,949,395	—		—	3,949,395
Total Common Stocks	$3,949,395	$36,077,354	*	$—	$40,026,749
Exchange-Traded Funds	$500,287	$409,206		$—	$909,493
Short-Term Investments	—	744,672		—	744,672
Total Investments	$4,449,682	$37,231,232		$—	$41,680,914

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.